Contingencies (Tables)	12 Months Ended
Dec. 31, 2023
Contingencies
Changes in provision for contingencies

Liabilities	Civil	Labor	Total
As of December 31, 2020	2,050	12,389	14,439
Additions	4,694	7,964	12,658
Accrued interest	149	1,039	1,188
Payments	(2,669)	(5,184)	(7,853)
Reversals	(1,390)	(4,170)	(5,560)
As of December 31, 2021	2,834	12,038	14,872
Additions	2,699	4,843	7,542
Business combinations	549	11,961	12,510
Accrued interest	2	25	27
Payments	(60)	(846)	(906)
Reversals	(1,485)	(3,379)	(4,864)
As of December 31, 2022	4,539	24,642	29,181
Additions	13,024	13,103	26,127
Accrued interest	838	1,443	2,281
Payments	(7,571)	(4,660)	(12,231)
Reversals	(2,981)	(499)	(3,480)
As of December 31, 2023	7,849	34,029	41,878

Changes in indemnification assets

Assets	Civil	Labor	Total
As of December 31, 2020	799	8,392	9,191
Additions	10	2,895	2,905
Accrued interest	60	575	635
Realized	(119)	(3,276)	(3,395)
Reversals	(155)	(557)	(712)
As of December 31, 2021	595	8,029	8,624
Additions	1,051	3,541	4,592
Accrued interest	501	833	1,334
Realized	(433)	(3,645)	(4,078)
Reversals	(174)	(445)	(619)
As of December 31, 2022	1,540	8,313	9,853
Additions	10,298	11,517	21,815
Accrued interest	13	110	123
Realized	(1,845)	(667)	(2,512)
Reversals	(653)	(200)	(853)
As of December 31, 2023	9,353	19,073	28,426

Contingent liabilities

Possible losses	December 31, 2023	December 31, 2022
Civil	14,939	23,210
Labor	37,051	28,284
Tax	67,799	59,916
Total	119,789	111,410